REVENUE AND DEFERRED REVENUE (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
SCHEDULE OF REVENUE FROM SOURCES

The Company has derived its revenue from the sources as summarized in the following:

	December 31, 2025	December 31, 2024	December 31, 2023
Software development	$565,927	$727,073	$758,307
Software license	170,051	165,410	200,593
Software supports	55,386	45,513	47,102
Cloud hosting	46,477	48,550	59,926
Others	8,690	12,293	10,933
	$846,531	$998,839	$1,076,861

SCHEDULE OF REVENUE UNDER TIMING

The Company recognized revenues from contracts with customers in accordance with the following timing under IFRS 15:

	December 31, 2025	December 31, 2024	December 31, 2023
Revenue recognized over time	$676,480	$833,429	$876,268
Revenue recognized at a point of time	170,051	165,410	200,593
	$846,531	$998,839	$1,076,861

SCHEDULE OF DEFERRED REVENUE

Deferred revenue represents contract liabilities for customer payments received related to services yet to be provided subsequent to the reporting date. Significant changes in deferred revenue during the years ended December 31 are as follows:

	December 31, 2025	December 31, 2024
Deferred revenue, beginning	$140,088	$131,794
Customer payments received attributable to contract liabilities for unearned revenue	182,653	141,126
Revenue recognized from fulfilling contract liabilities	(177,337)	(132,832)
Deferred revenue, ending	$145,404	$140,088